Employee Benefits and Private Pension Plan - Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Total		R$ 215,556	R$ 215,719	R$ 284,724
Current		21,809	21,082
Non-current		193,747	194,637
Health and dental care plan [member]
Disclosure of defined benefit plans [line items]
Total	[1]	164,428	159,867
Indemnification of FGTS [member]
Disclosure of defined benefit plans [line items]
Total		36,357	38,617
Seniority bonus [member]
Disclosure of defined benefit plans [line items]
Total		2,156	5,570
Life insurance [member]
Disclosure of defined benefit plans [line items]
Total	[1]	R$ 12,615	R$ 11,665

[1]	Applicable to IPP, Tropical and Iconic.